Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Principal Accounting Policies
Schedule of restricted cash balance

As of December 31, 2012 and 2013, the Company had a restricted cash balance which is set aside for a period of 12 months or less of approximately RMB570.5 million and RMB2,136.7 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	85.0	70.0
Escrow account deposit for funding sales and marketing activities of Blizzard’s licensed games	209.2	212.4
Customer deposit of Wangyibao accounts	276.3	389.3
Pledge deposit for short-term bank borrowing	—	1,459.0
Others	—	6.0
	570.5	2,136.7

Schedule of property and equipment useful lives

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Schedule of intangible assets and its estimated useful life
Land use right	over the remaining term of the land use right period
License right	over the license period
Customer contracts and relationships	8-10 years
Technology	3 years

Schedule of Group's appropriations to general reserve fund and statutory surplus fund

The following table presents the Group’s appropriations to general reserve fund and statutory surplus fund for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Appropriations to general reserve fund and statutory surplus fund	150,618	161,522	244,358